Other Receivables, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Receivables, Net [Line Items]
Short-term capital borrowing	$ 3,350,000
Percentage of reserve fund	3.00%
Reserve fund	$ 120,000
Percentage of deposit accounted	2.00%
Deposit accounted	$ 80,000.00
Percentage of other receivable	79.00%
Other receivables	$ 3,857,418	$ 6,893,337
Customers and Suppliers [Member]
Other Receivables, Net [Line Items]
Percentage of short-term capital borrowing	87.00%
Other Assets [Member]
Other Receivables, Net [Line Items]
Other receivables	$ 3,050,000.00